Operating costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Gross Profit and Operating Cost Explanatory

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Turnover	50,503	52,479	51,680
Cost of sales	(26,794)	(27,976)	(29,180)
of which:
Distribution costs	(2,704)	(2,649)	(2,716)
Production costs	(2,972)	(3,064)	(2,972)
Raw and packaging materials and goods purchased for resale	(19,643)	(20,781)	(21,996)
Other	(1,476)	(1,482)	(1,495)
Gross profit	23,709	24,503	22,500
Selling and administrative expenses	(13,624)	(14,305)	(13,421)
of which:
Brand and marketing investment	(8,142)	(8,378)	(7,563)
Overheads	(5,482)	(5,928)	(5,858)
of which: Research and development(b)	(836)	(892)	(853)
(Loss)/gain on disposal of group companies(c)	(36)	(229)	491
Acquisition and disposal-related costs(d)	(288)	(293)	(222)
Restructuring costs(e)	(599)	(710)	(425)
Impairments(f)	(43)	(134)	–
Other(g)	(81)	(3)	75
Operating profit	9,037	8,829	8,998
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)Research and development costs include patent costs of €24 million in 2025. The patent costs for 2024 and 2023 were €26 million and €27 million respectively.
(c)2025 net loss arises from the disposals of The Vegetarian Butcher and Kate Somerville, partially offset by gain on Conimex disposal. 2024 net loss related to the disposals of our Russian business, Elida Beauty, Pureit and Qinyuan. 2023 includes a gain of €497 million related to Suave.
(d)2025 includes a charge of €98 million (2024: €225 million, 2023: €€104 million) relating to the revaluation of the minority interest liability of Nutrafol and OZiva, and €91 million related to the Ice Cream separation.
(e)In 2024, we announced the launch of a company-wide productivity programme to support margin improvement through specific interventions. The majority of the costs incurred that relate to the productivity programme were for redundancy and are recognised as restructuring in line with our policy. The remaining costs comprise technology and supply chain projects.
(f)2025 includes an impairment charge of €42 million relating to REN. 2024 includes an impairment charge of €127 million relating to Blueair, an air purification business.
(g)2025 includes a charge for the settlement of cases reached during the year with plaintiff law firms, and an estimated amount for potential future claims relating to litigation arising from products which are no longer manufactured and sold by the Group.